Securities (Tables)	12 Months Ended
Jun. 30, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of gross unrealized or unrecognized gains and losses
	2022
(in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available-for-sale Securities
Agency mortgage-backed residential	$10,477	$-	$-	$10,477

Held-to-maturity Securities
Agency mortgage-backed: residential	$339	$2	$18	$323

	2021
(in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available-for-sale Securities
Agency mortgage-backed residential	$33	$-	$-	$33

Held-to-maturity Securities
Agency mortgage-backed: residential	$462	$16	$2	$476